WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.1%
Alabama - 3.4%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$100,000	$119,060	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	470,000	485,808
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	83,027
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	120,009
Lower Alabama Gas District, Natural Gas Revenue:
Series 2020	4.000%	12/1/21	200,000	200,000
Series 2020	4.000%	12/1/23	1,000,000	1,067,724
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	645,000	695,132	(b)(c)

Total Alabama				2,770,760

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	94,198
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	179,513	(a)
Northern Tobacco Securitization Corp., AK, Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	575,600

Total Alaska				849,311

Arizona - 3.9%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	52,684
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	591,538
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	57,792
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	552,762	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	463,544
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	83,417

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$714,309
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	654,509

Total Arizona				3,170,555

California - 9.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	58,890
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	58,807
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	234,815
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	160,000	162,689	(b)(c)
California State Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A	3.000%	8/1/56	175,000	160,291
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A, Refunding	5.000%	10/1/33	115,000	119,424
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	119,791	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	119,379	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	85,753	(a)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	15,000	17,585
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	60,146
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	61,005
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	275,000	281,379
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	74,298
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	500,000	632,803

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	$415,000	$503,867	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	400,000	489,832	(a)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	115,908	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	610,010
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	122,750
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	62,333
Series B	6.125%	11/1/29	145,000	180,783
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	271,052	(b)(c)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/29	150,000	190,393	(a)
Series H, Refunding	5.000%	11/1/29	300,000	384,543	(a)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	124,115
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	124,500
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	125,392
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	123,062
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	350,845
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	100,000	123,992	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	62,212
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	614,029
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	523,995

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	3

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	$100,000	$100,000
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	123,484

Total California				7,574,152

Colorado - 1.3%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	130,000	146,720
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	60,123
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	245,857
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	57,587
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	113,039
C-470 Express Lanes	5.000%	12/31/51	230,000	259,613
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	105,762	(a)
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	15,362	(d)
Series B, Refunding	5.000%	6/1/37	60,000	61,447	(d)

Total Colorado				1,065,510

Connecticut - 1.5%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	59,534
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	613,308
Transportation Infrastructure, Series A	5.000%	5/1/38	200,000	256,649
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	147,751
Series E	5.000%	10/15/34	50,000	59,979

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	$100,000	$122,534

Total Connecticut				1,259,755

District of Columbia - 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	88,143

Florida - 3.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	60,101	(a)
Series A	5.000%	10/1/45	250,000	286,845	(a)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	254,949	(a)
Greater Orlando, FL, Aviation Authority, Airport
Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	30,050	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	250,000	295,213
Series A, Refunding	5.000%	10/1/49	300,000	365,003	(a)
Series B, Refunding	5.000%	10/1/40	200,000	238,728	(a)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,467
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	605,959
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	250,000	258,596
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	100,000	124,168
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	59,792

Total Florida				2,584,871

Georgia - 1.4%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	119,592
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	100,000	124,728

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	$50,000	$62,890
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	200,000	244,010
Plant Vogtle Units 3&4, Project P, Series A	4.000%	1/1/46	80,000	90,565
Project One Subordinated, Series A	5.000%	1/1/45	100,000	125,943
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	241,097
Series C	4.000%	9/1/26	80,000	91,022	(b)(c)

Total Georgia				1,099,847

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	121,657

Illinois - 11.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	100,000	119,176
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	117,332
Series A	5.000%	12/1/41	1,100,000	1,368,987
Series C, Refunding	5.000%	12/1/25	100,000	115,637
Chicago, IL, GO:
Series A	5.000%	1/1/44	125,000	151,817
Series A, Refunding	5.000%	1/1/26	250,000	290,303
Series A, Refunding	5.250%	1/1/33	30,000	33,311
Series A, Refunding	5.000%	1/1/35	185,000	204,584
Series B	5.500%	1/1/32	150,000	172,780
Series C, Refunding	5.000%	1/1/25	30,000	33,877
Series D, Refunding	5.500%	1/1/34	10,000	11,509
Chicago, IL, O’Hare International Airport Revenue:
Series D, Refunding	5.000%	1/1/46	10,000	11,273
TrIPS Obligated Group	5.000%	7/1/48	50,000	59,094	(a)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	50,000	61,998
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Series 2011	5.250%	12/1/40	100,000	100,000	(d)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	41,061

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	$30,000	$37,012
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	73,472
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	250,000	296,267
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	41,818
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	114,362
Northshore University Health System, Refunding	5.000%	8/15/32	100,000	130,584
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	61,199
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	321,865
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	219,163
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	63,331
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	28,935
Series 2016, Refunding	5.000%	2/1/27	25,000	29,850
Series 2016, Refunding	5.000%	2/1/29	20,000	23,746
Series A	5.000%	5/1/36	250,000	299,212
Series A	5.000%	3/1/46	400,000	496,766
Series A, Refunding	5.000%	10/1/29	150,000	184,285
Series A, Refunding	5.000%	10/1/30	350,000	427,846
Series D	5.000%	11/1/27	225,000	272,281
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	844,192
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	500,000	572,342	(e)
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	604,613
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	500,000	561,258
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	74,030

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	7

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	$415,000	$527,840

Total Illinois				9,199,008

Indiana - 1.3%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	100,000	115,450
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	118,984
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	116,806
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	366,661
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	300,000	350,045	(a)

Total Indiana				1,067,946

Iowa - 0.2%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	25,000	25,353
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	115,909

Total Iowa				141,262

Kansas - 0.6%
Wyandotte County, KS, USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	449,169

Kentucky - 3.2%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	708,329
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	643,109
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	122,517
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	339,958	(b)(c)
Series C	4.000%	6/1/25	200,000	220,719	(b)(c)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	$500,000	$576,961

Total Kentucky				2,611,593

Louisiana - 0.4%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	58,112
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	12,149
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	125,000	130,954	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	150,000	158,313	(b)(c)

Total Louisiana				359,528

Massachusetts - 1.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	250,000	311,644
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	103,283
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	11,534
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	50,000	61,209
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	91,007
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	160,000	199,046	(a)
Series E	5.000%	7/1/46	250,000	317,424	(a)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	59,704

Total Massachusetts				1,154,851

Michigan - 2.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	110,291
Great Lakes Water Authority, MI, Water Supply
System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	948,266
Senior Lien, Series A	5.000%	7/1/49	650,000	818,401

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	9

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	$100,000	$113,478
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	50,000	57,200
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	50,000	60,351
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	120,104	(a)

Total Michigan				2,228,091

Missouri - 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	55,269

Nebraska - 0.6%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	508,109

Nevada - 0.3%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	259,641	(f)

New Jersey - 6.6%
Essex County, NJ, Improvement Authority, GO:
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/35	180,000	235,977
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/36	215,000	281,279
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	93,425	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	164,703	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	121,892
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	59,793
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	325,000	328,940	(c)
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	645,773
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	188,436

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	$105,000	$127,349
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	116,789	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	60,505
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	60,000	70,249
Transportation Program, Series AA	5.250%	6/15/43	100,000	122,536
Transportation Program, Series AA	4.000%	6/15/45	500,000	570,675
Transportation Program, Series AA	5.000%	6/15/45	100,000	112,974
Transportation Program, Series AA, Refunding	5.000%	6/15/36	300,000	382,227	(e)
Transportation Program, Series BB	4.000%	6/15/36	500,000	569,058
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	116,681
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	188,272
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	116,288
Series G, Refunding	5.000%	1/1/35	60,000	74,099
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	500,000	634,897
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	30,000	35,933

Total New Jersey				5,418,750

New Mexico - 0.0%††
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,288	(b)(c)

New York - 13.2%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	121,468
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	140,000	167,546
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	256,386	(b)(c)
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	50,000	56,381
Green Bonds, Series D-1	5.000%	11/15/43	100,000	123,502

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	11

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Green Bonds, Series D-3	4.000%	11/15/49	$100,000	$113,510
Green Bonds, Series E	5.000%	11/15/33	250,000	315,722
Series A-2	5.000%	5/15/30	335,000	426,773	(b)(c)
Series F, Refunding	5.000%	11/15/27	500,000	580,683
New York City, NY, GO:
Subseries F-1	5.000%	3/1/37	250,000	325,469
Subseries F-1	5.000%	3/1/50	250,000	318,106
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	113,662
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	593,920
Subordinated, Series BB-1	5.000%	6/15/46	30,000	36,202
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	700,000	849,547
New York City, NY, TFA Revenue, Future Tax Secured, Subordinate, Series C-1	4.000%	5/1/40	700,000	836,032
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	60,870
Series B, Refunding	5.000%	2/15/43	100,000	121,520
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	126,053
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	124,801
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	109,282	(f)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	57,919
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	200,000	229,707
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	90,832	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	54,145	(a)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	$250,000	$289,443	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	55,500	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	27,746	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	750,000	833,234	(a)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	344,735	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	11,145	(a)
Consolidated Series 221	4.000%	7/15/50	500,000	574,962	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	500,000	637,593
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	265,000	338,592
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	325,000	412,082
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	500,000	636,858
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	404,282

Total New York				10,776,210

North Carolina - 0.6%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	82,004
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	330,000	379,884
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,698

Total North Carolina				467,586

Ohio - 3.7%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/37	250,000	300,140
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	287,054

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	13

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	$100,000	$109,913	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	250,000	259,001	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	615,085
Xavier University 2020 Project	5.000%	5/1/33	495,000	633,133
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	100,000	114,331
Warrensville Heights, OH, School District, GO:
Refunding, BAM	5.000%	12/1/44	425,000	483,527	(d)
Refunding, BAM	5.000%	12/1/44	175,000	196,015

Total Ohio				2,998,199

Oklahoma - 0.6%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	500,000	502,994	(a)

Oregon - 0.4%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	125,000	125,199	(a)(b)(c)
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	150,000	177,610	(a)

Total Oregon				302,809

Pennsylvania - 3.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	175,527
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	57,908
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	61,577
Lancaster County, PA, Hospital Authority Revenue, Penn State Health	5.000%	11/1/37	600,000	753,977
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	103,780	(a)(b)(c)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	$175,000	$220,167
Series A-1	5.000%	12/1/47	25,000	30,463
Series B, Refunding	5.000%	12/1/46	250,000	319,388
Subordinated, Series B	5.000%	12/1/48	100,000	122,326
Subordinated, Series B	5.000%	12/1/50	250,000	319,039
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	115,652
Lease Revenue, Refunding	5.000%	10/1/30	100,000	128,937
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	307,053
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	189,014
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	23,936

Total Pennsylvania				2,928,744

Puerto Rico — 4.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	595,131	(f)
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	240,000	216,000	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	192,075	*(g)
Series A	5.000%	7/1/42	270,000	265,950	*(g)
Series A	5.050%	7/1/42	100,000	98,500	*(g)
Series XX	5.250%	7/1/40	360,000	355,500	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	54,908
CAB, Restructured, Series A-1	0.000%	7/1/46	160,000	53,505
CAB, Restructured, Series A-1	0.000%	7/1/51	625,000	151,277
Restructured, Series A-1	4.550%	7/1/40	10,000	11,359
Restructured, Series A-1	4.750%	7/1/53	250,000	283,330
Restructured, Series A-1	5.000%	7/1/58	1,000,000	1,148,057
Restructured, Series A-2	4.329%	7/1/40	130,000	145,926

Total Puerto Rico				3,571,518

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	15

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Dakota - 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$25,000	$30,034

Tennessee - 1.0%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	100,000	123,008
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	60,991
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	111,452	(b)(c)
Series A	5.250%	9/1/26	425,000	500,127

Total Tennessee				795,578

Texas - 4.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	24,052
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	110,622
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	250,000	309,755	(a)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	250,000	290,134
Senior Lien, Series E	4.000%	1/1/50	250,000	286,531
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	119,238
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	591,229
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	244,890
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	119,301	(a)
Special Facilities, United Airlines Inc., Terminal
Improvement Project, Series B1	4.000%	7/15/41	400,000	427,015	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	400,000	468,041	(a)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	$15,000	$15,164
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	100,000	110,864
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	60,832
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	59,545
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	58,358
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	155,000	178,822
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	75,000	88,648
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,634	(a)
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	116,743

Total Texas				3,685,418

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	155,000	155,403
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	175,000	173,524

Total U.S. Virgin Islands				328,927

Utah - 3.0%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	301,907	(a)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,686
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	260,835
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	239,461

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	17

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	$235,000	$307,175
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	328,680
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	357,088
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	343,702
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	322,324

Total Utah				2,466,858

Virginia - 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	60,177
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	257,046
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	250,000	287,696
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	103,739

Total Virginia				708,658

Washington - 0.5%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	312,382	(a)
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	100,000	125,302

Total Washington				437,684

West Virginia - 1.1%
West Virginia Parkways Authority, WV, Turnpike Toll Revenue, Senior Lien	5.000%	6/1/33	600,000	799,970
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	100,000	126,445	(b)(c)

Total West Virginia				926,415

Wisconsin - 0.2%
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	50,000	60,283
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	118,797

Total Wisconsin				179,080

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $70,755,494)				75,179,778

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 7.9%
MUNICIPAL BONDS - 7.9%
California - 0.6%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.060%	5/1/30	$500,000	$500,000	(a)(h)(i)

Florida - 0.8%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.050%	10/1/26	200,000	200,000	(h)(i)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.050%	5/1/24	400,000	400,000	(a)(h)(i)

Total Florida				600,000

Massachusetts - 0.3%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.030%	10/1/42	255,000	255,000	(h)(i)

Mississippi - 3.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series 2007E	0.020%	12/1/30	300,000	300,000	(h)(i)
Chevron USA Inc. Project, Series 2009E	0.020%	12/1/30	500,000	500,000	(h)(i)
Chevron USA Inc. Project, Series A	0.020%	11/1/35	800,000	800,000	(h)(i)
Chevron USA Inc. Project, Series G	0.020%	11/1/35	700,000	700,000	(h)(i)
Chevron USA Inc. Project, Series K	0.020%	11/1/35	500,000	500,000	(h)(i)

Total Mississippi				2,800,000

New York - 1.9%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.040%	4/1/42	525,000	525,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.020%	6/15/33	250,000	250,000	(h)(i)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.030%	6/15/48	600,000	600,000	(h)(i)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.030%	2/1/44	200,000	200,000	(h)(i)

Total New York				1,575,000

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	19

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 0.8%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	0.050%	12/1/39	$500,000	$500,000	(h)(i)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.050%	12/1/34	100,000	100,000	(h)(i)

Total Pennsylvania				600,000

Texas - 0.1%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series B, Refunding	0.040%	11/1/29	100,000	100,000	(a)(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $6,430,000)				6,430,000

			SHARES
OVERNIGHT DEPOSITS - 0.0%††
BNY Mellon Cash Reserve Fund (Cost - $17,033)	0.000%		17,033	17,033

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,447,033)				6,447,033

TOTAL INVESTMENTS - 100.0% (Cost - $77,202,527)				81,626,811
Other Assets in Excess of Liabilities - 0.0%††				4,403

TOTAL NET ASSETS - 100.0%				$81,631,214

See Notes to Schedule of Investments.

20	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	The coupon payment on this security is currently in default as of November 30, 2021.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	21

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

Abbreviation(s) used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset SMASh Series TF Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

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Notes to Schedule of Investments (unaudited) (continued)

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$75,179,778	—	$75,179,778
Short-Term Investments†:
Municipal Bonds	—	6,430,000	—	6,430,000
Overnight Deposits	—	17,033	—	17,033
Total Short-Term Investments	—	6,447,033	—	6,447,033

TOTAL INVESTMENTS	—	$81,626,811	—	$81,626,811

†	See Schedule of Investments for additional detailed categorizations.

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